Financial Instruments - Narrative (Details) - $250m Convertible Bonds (3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Issuance costs		$ 12,400,000		$ 12,400,000
Principal	$ 250,000,000		$ 250,000,000
Short-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Issuance costs	2,500,000	2,500,000
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Issuance costs	$ 5,200,000	$ 7,600,000